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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                     Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

08 (unaudited)

Shares                                                          Value

         COMMON STOCKS - 93.8 %
         Energy - 11.3 %
         Coal & Consumable Fuels - 1.3 %
21,040   Massey Energy Co.                                  $     804,990
         Oil & Gas Exploration & Production - 3.9 %
7,480    Apache Corp.                                       $     858,031
17,350   Plains Exploration & Product Co. *                       936,900
9,860    Southwestern Energy Co. *                                643,168
                                                            $   2,438,099
         Oil & Gas Refining & Marketing - 5.3 %
29,870   Frontier Oil Corp.                                 $   1,066,658
31,510   Tesoro Petroleum Corp.                                 1,170,281
19,390   Valero Energy Corp.                                    1,120,160
                                                            $   3,357,099
         Oil & Gas Storage & Transportation - 0.8 %
28,860   EL PASO Corp.                                      $     470,418
         Total Energy                                       $   7,070,606
         Materials - 7.3 %
         Construction Materials - 2.1 %
22,493   Texas Industries, Inc. (b)                         $   1,295,597
         Diversified Metals & Mining - 3.0 %
13,920   Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   1,403,971
137,040  Polyment Mining Corp. *                                  483,751
                                                            $   1,887,722
         Metal & Glass Containers - 1.4 %
34,480   Crown Cork & Seal Co., Inc. *                      $     858,897
         Specialty Chemicals - 0.8 %
15,430   Arch Chemicals, Inc.                               $     538,661
         Total Materials                                    $   4,580,877
         Capital Goods - 18.9 %
         Aerospace & Defense - 5.3 %
8,319    Esterline Technologies Corp. *                     $     435,916
24,410   Raytheon Co.                                           1,582,744
18,360   United Technologies Corp.                              1,294,564
                                                            $   3,313,224
         Construction & Engineering - 1.9 %
36,070   KBR, Inc. *                                        $   1,202,213
         Electrical Component & Equipment - 5.6 %
18,585   AMETEK, Inc.                                       $     791,535
23,810   Belden CDT, Inc.                                         935,733
21,410   Cooper Industries, Inc.                                  897,721
14,750   General Cable Corp. *                                    910,370
                                                            $   3,535,359
         Industrial Conglomerates - 0.9 %
78,270   Cardiome Pharma Corp. * (b)                        $     587,025
         Industrial Machinery - 5.2 %
33,740   Idex Corp.                                         $   1,017,598
18,160   Pall Corp.                                               714,959
14,750   SPX Corp. *                                            1,508,925
                                                            $   3,241,482
         Total Capital Goods                                $  11,879,303
         Commercial Services & Supplies - 1.0 %
         Office Services & Supplies - 1.0 %
12,770   Avery Dennison Corp.                               $     655,356
         Total Commercial Services & Supplies               $     655,356
         Consumer Services - 2.4 %
         Casinos & Gaming - 2.4 %
20,930   International Game Technology, Inc.                $     944,990
35,760   Pinnacle Entertainment, Inc. *                           560,002
                                                            $   1,504,992
         Total Consumer Services                            $   1,504,992
         Retailing - 0.7 %
         Apparel Retail - 0.7 %
27,090   The Limited Brands, Inc.                           $     413,123
         Total Retailing                                    $     413,123
         Food & Drug Retailing - 1.1 %
         Drug Retail - 1.1 %
17,570   CVS Corp.                                          $     709,477
         Total Food & Drug Retailing                        $     709,477
         Food Beverage & Tobacco - 4.0 %
         Soft Drinks - 1.2 %
13,300   Coca-Cola Co.                                      $     777,518
         Tobacco - 2.8 %
7,850    Loews Corp., Carolina Group                        $     591,027
18,280   Reynolds American, Inc.                                1,164,802
                                                            $   1,755,829
         Total Food Beverage & Tobacco                      $   2,533,347
         Household & Personal Products - 2.1 %
         Household Products - 2.1 %
24,150   Church & Dwight Co., Inc.                          $   1,291,059
         Total Household & Personal Products                $   1,291,059
         Health Care Equipment & Services - 8.2 %
         Health Care Equipment - 6.4 %
14,020   GEN-PROBE, Inc. *                                  $     670,296
89,193   Insulet Corp. *                                        1,527,876
127,000  Thoratec Corp. * (b)                                   1,842,770
                                                            $   4,040,942
         Health Care Supplies - 1.8 %
37,870   Inverness Medical Innovations, Inc. *              $   1,103,911
         Total Health Care Equipment & Services             $   5,144,853
         Pharmaceuticals & Biotechnology - 9.2 %
         Biotechnology - 3.1 %
50,660   BioMarin Pharmaceutical, Inc. *                    $   1,927,106
         Life Sciences Tools & Services - 6.1 %
18,190   Advanced Magnetics, Inc. *                         $     796,176
21,470   PerkinElmer, Inc.                                        532,885
13,650   Pharmaceutical Product Development, Inc.                 615,206
34,310   Thermo Fisher Scientific, Inc. *                       1,918,958
                                                            $   3,863,225
         Total Pharmaceuticals & Biotechnology              $   5,790,331
         Banks - 1.1 %
         Regional Banks - 1.1 %
21,830   Boston Private Financial Holdings, Inc.            $     300,599
7,950    Westamerica Bancorporation (b)                           376,274
                                                            $     676,873
         Total Banks                                        $     676,873
         Diversified Financials - 3.3 %
         Consumer Finance - 0.8 %
40,960   The First Marblehead Corp. (b)                     $     492,749
         Investment Banking & Brokerage - 1.7 %
3,640    Bear Stearns Companies, Inc.                       $     290,690
17,130   Investment Technology Group, Inc. *                      797,915
                                                            $   1,088,605
         Specialized Finance - 0.8 %
300      CME Group, Inc.                                    $     153,990
1,500    IntercontinentalExchange, Inc. *                         195,450
1,700    Nymex Holdings, Inc.                                     167,943
                                                            $     517,383
         Total Diversified Financials                       $   2,098,737
         Insurance - 3.8 %
         Life & Health Insurance - 2.5 %
6,100    Lincoln National Corp.                             $     311,771
56,090   UNUM Group                                             1,285,022
                                                            $   1,596,793
         Multi-Line Insurance - 1.3 %
11,600   Hartford Financial Services Group, Inc.            $     810,840
         Total Insurance                                    $   2,407,633
         Real Estate - 1.2 %
         Industrial Real Estate Trusts - 0.5 %
6,100    ProLogis Trust                                     $     328,668
         Mortgage Real Estate Trusts - 0.7 %
20,820   Annaly Capital Management, Inc.                    $     430,766
         Total Real Estate                                  $     759,434
         Technology Hardware & Equipment - 6.9 %
         Communications Equipment - 2.3 %
60,610   Cisco Systems, Inc. *                              $   1,477,066
         Computer Hardware - 1.5 %
56,337   Sun Microsystems, Inc. *                           $     923,927
         Electronic Equipment & Instruments - 3.1 %
25,270   Amphenol Corp.                                     $     934,232
10,760   Itron, Inc. *                                          1,025,751
                                                            $   1,959,983
         Total Technology Hardware & Equipment              $   4,360,976
         Semiconductors - 5.2 %
         Semiconductor Equipment - 3.5 %
69,550   Applied Materials, Inc.                            $   1,333,274
42,897   FEI Co. *                                                874,670
                                                            $   2,207,944
         Semiconductors - 1.7 %
52,480   Intel Corp.                                        $   1,046,976
         Total Semiconductors                               $   3,254,920
         Utilities - 6.0 %
         Independent Power Producer & Energy Traders - 1.4 %
10,100   Calpine Corp. *                                    $     190,688
17,060   NRG Energy, Inc. *                                       704,066
                                                            $     894,754
         Multi-Utilities - 4.6 %
38,070   NSTAR                                              $   1,176,363
20,620   Public Service Enterprise Group, Inc.                    909,342
14,520   Sempra Energy                                            771,448
                                                            $   2,857,153
         Total Utilities                                    $   3,751,907
         TOTAL COMMON STOCKS
         (Cost  $58,417,482)                                $  58,883,804
         CORPORATE BONDS - 1.5 %
         Insurance - 0.3 %
         Property & Casualty Insurance - 0.3 %
200,000  MBIA, Inc., Floating Rate Note, 1/15/33  (144A)    $     204,000
         Total Insurance                                    $     204,000
         Software & Services - 1.2 %
         Data Processing & Outsourced Services - 1.2 %
870,000  First Data Corp., 9.875%, 9/24/15 (144A)           $     754,725
         Total Software & Services                          $     754,725
         TOTAL CORPORATE BONDS
         (Cost  $1,009,871)                                 $     958,725
         EXCHANGE TRADED FUND - 3.4%
         Materials - 3.4 %
         Precious Metals & Minerals - 3.4 %
39,960   Market Vectors Gold Miners                         $   2,122,675
         TOTAL EXCHANGE TRADED FUND
         (Cost  $1,757,609)                                 $   2,122,675

         TEMPORARY CASH INVESTMENTS - 0.9 %
         Repurchase Agreements - 0.9 %
270,000 Barclays Plc, 3.18%, dated 2/29/08, repurchase price of $270,,000 plus accrued interest on 3/3/08 collateralized by the following:

             $36,900 Federal National Mortgage Association, 6.0%, 2/1/38 $39,244 Federal National Mortgage Association (ARM),
                    6.094%, 11/1/36
             $35,884 Federal National Mortgage Association, 5.5%, 8/1/37 $75,385 Federal National Mortgage Association, 4.5%, 5/1/19 $64,337 Freddie Mac Giant, 6.0%, 9/1/36
             $31,569 Federal National Mortgage Association
                    (ARM), 4.73%, 2/1/38
             $30,778 U.S. Treasury Bond, 7.875%, 2/15/21    $     270,000
270,000 JP Morgan Chase & Co., 3.16%, dated 2/29/08, repurchase price of $270,000 plus accrued interest on 3/3/08 collateralized by the following:

             $129,793 Federal National Mortgage Association, 6.5%, 10/1/36 $94,620 Federal National Mortgage Association, 6.5%, 10/1/37
             $72,004 Federal National Mortgage Association, $     270,000
                                                            $     540,000
         Total Repurchase Agreements                              540,000
         Security Lending Collateral - 1.3 %
4,671,835Securities Lending Investment Fund, 4.04 %         $   4,671,835
         TOTAL TEMPORARY CASH INVESTMENTS                   $
         (Cost  $5,211,835)                                 $   5,211,835
         TOTAL INVESTMENT IN SECURITIES - 107.0%
         (Cost  $66,396,798) (a)                            $  67,177,039
         OTHER ASSETS AND LIABILITIES - (7.0)%              $ (4,383,723)
         TOTAL NET ASSETS - 100.0%                          $  62,793,316

*        Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $66,461,987 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $2,882,537

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value             (2,102,296)

         Net unrealized gain                                  $ 780,241

(b)       At February 29, 2008, the following securities were out on loan:
Shares                        Security                          Value
76,843   Cardiome Pharma Corp. *                              $   576,323
34,030   The First Marblehead Corp.                               409,381
22,060   Texas Industries, Inc.                                 1,270,656
117,000  Thoratec Corp. *                                       1,697,670
7,800    Westamerica Bancorporation                                369,174
         Total                                                $  4,323,204


         FAS 157 Footnote Disclosures

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

         Valuation Inputs                                    Investments in
Securities
         Level 1 - Quoted Prices                              $ 61,006,479
         Level 2 - Other Significant Observable Inputs        $  6,170,560
         Level 3 - Significant Unobservable Inputs
         Total                                                $ 67,177,039


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.